SHARE-BASED COMPENSATION - Compensation Cost and Income Tax Benefit (Details) (USD $)	3 Months Ended
	Mar. 29, 2013	Mar. 29, 2013 Successor [Member]	Mar. 30, 2012 Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 1,234,000	$ 1,169,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 14,200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	4 years 1 month 6 days